Business Combination - Schedule of Common Stock Outstanding (Parenthetical) (Detail)	1 Months Ended			12 Months Ended
	Nov. 30, 2023 shares	May 31, 2023 shares	Apr. 30, 2023 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares		Dec. 31, 2022 shares		Mar. 29, 2023 shares	Dec. 31, 2021 shares
PIPE Financing and Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding									579,949
Share capital [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding				1,102,792	895,051		288,102			281,972
Exercise of share options				468	624	[1]	6,130	[2]
Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding									4,018,043
Exercise of share options	150
Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding							288,009
Exercise of share options			162
Conversion of convertible preferred A stock into common stock		26,688
Conversion ratio for conversion of preferred stock into common stock		1.25

[1]	The total number of shares issued from the exercise of stock options consisted of the issuance of 4,358 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 312 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination. The total number of shares issued from the exercise of stock options consisted of the issuance of 312 Post-Closing Apollomics Ordinary Shares between March 29, 2023 to December 31, 2023, totaling 624 exercise of stock options for the year ended December 31, 2023.
[2]	The total number of shares issued from the exercise of stock options consisted of the issuance of 85,521 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2022 to December 31, 2022. These Pre-Closing Apollomics Ordinary Shares were exchanged for 6,130 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination.